Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [Abstract]
Schedule of intangible assets
	Licenses	IP & Data rights	Patents	Internally generated	Total
At cost
As of January 1, 2020	1,482,520	193,989	239,593	4,849,511	6,765,613
Exchange differences				6,120	6,120
Additions	—	—	177,623	2,166,054	2,343,677
As of December 31, 2020	1,482,520	193,989	417,216	7,021,685	9,115,410
Exchange differences	—	—	—	(3,654)	(3,654)
Additions	3,893,681	—	55,938	2,783,431	6,733,050
As of December 31, 2021	5,376,201	193,989	473,154	9,801,462	15,844,806

Accumulated amortization and impairment losses
As of December 31, 2020	—	—	—	—	—
Impairment	(1,482,520)	(47,409)	—	—	(1,529,929)
As of December 31, 2021	(1,482,520)	(47,409)	—	—	(1,529,929)

Net book value
As of December 31, 2020	1,482,520	193,989	417,216	7,021,685	9,115,410
As of December 31, 2021	3,893,681	146,580	473,154	9,801,462	14,314,877